Institutional Shares [Member] Shareholder Fees - Institutional Shares [Member] - UBS Select 100% US Treasury Institutional Fund - Institutional Shares For Participants	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%